CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Net income before noncontrolling interest	₨ 496,264.4	$ 6,037.8	₨ 386,603.0	₨ 326,006.4
Foreign currency translation adjustment:
Net unrealized gain/ (loss) arising during the period [net of tax Rs. 381.0, Rs. (436.4) and Rs. (1,136.5), as of March 31, 2021, March 31, 2022 and March 31, 2023, respectively]	3,378.5	41.1	1,297.5	(1,132.8)
Available for sale debt securities:
Net unrealized gain/ (loss) arising during the period [net of tax Rs. 249.0, Rs. 12,138.8 and Rs. 17,666.8, as of March 31, 2021, March 31, 2022 and March 31, 2023, respectively]	(52,522.8)	(639.0)	(36,088.6)	(740.6)
Reclassification adjustment for net (gain)/ loss included in net income [net of tax Rs. 7,827.8, Rs. 3,426.8 and Rs. 449.7, as of March 31, 2021, March 31, 2022 and March 31, 2023, respectively]	(1,336.9)	(16.3)	(10,187.7)	(23,271.9)
Other comprehensive income, net of tax	(50,481.2)	(614.2)	(44,978.8)	(25,145.3)
Total comprehensive income	445,783.2	5,423.6	341,624.2	300,861.1
Less: Comprehensive income attributable to shareholders of noncontrolling interest	817.5	9.9	602.6	29.3
Comprehensive income attributable to HDFC Bank Limited	₨ 444,965.7	$ 5,413.7	₨ 341,021.6	₨ 300,831.8